UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended June 30, 1999

Check here if Amendment[    ]; Amendment Number:
This Amendment (Check Only one.): [   ] is a restatement.
                                  [   ] adds new holding entries.

Institutional Investment Manger Filing this Report:

Name:      SUMITOMO LIFE AMERICA, INC.
Address:   101 East 52nd Street, 2nd Floor
           New York, NY 10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Morio Okayama
Title:    President
Phone:    (212)521-8340
Signature, Place, and Date of Signing:

      Morio Okayama     New York, New York    Augusty 9, 1999

Report Type (Check only one.):

[ x ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:   NONE

Form 13F Information Tame Entry Total:     40

Form 13F Information Table Value Total:    $8,223

Sumitomo Life America
FORM 13 (F)
SL AMERICA EQUITY
"June 30, 1999"

                                      Market                              Voting
Security             Class  Cusip     Value     Quantity Discretion Mngrs Auth
-------------------- ------ --------- --------- -------- ---------- ----- ------
ALCOA, INC.          Common 013817101 185625     3000    Sole       N/A   Sole
AMERICAN GENERAL CP  Common 026351106 150750     2000    Sole       N/A   Sole
AMERICAN INTL GROUP  Common 026874107 175875     1500    Sole       N/A   Sole
AMERISOURCE HEALTH C Common 03071p102 306000    12000    Sole       N/A   Sole
AMGEN INC            Common 031162100 152187.5   2500    Sole       N/A   Sole
ANHEUSER BUSCH COS I Common 035229103 212812.5   3000    Sole       N/A   Sole
ANN TAYLOR STORES    Common 036115103 225000     5000    Sole       N/A   Sole
APPLE COMPUTER INC   Common 037833100 185250     4000    Sole       N/A   Sole
BANK OF NEW YORK     Common 064057102 183437.5   5000    Sole       N/A   Sole
BEST BUY             Common 086516101 202500     3000    Sole       N/A   Sole
CENTURYTEL, INC.     Common 156700106 238500     6000    Sole       N/A   Sole
CERIDIAN CORP        Common 15677t106 163437.5   5000    Sole       N/A   Sole
CVS CORP             Common 126650100 253750     5000    Sole       N/A   Sole
DAYTON HUDSON CORP   Common 239753106 162500     2500    Sole       N/A   Sole
DELL COMPUTER CORP   Common 247025109 259000     7000    Sole       N/A   Sole
E M C CORP MASS      Common 268648102 330000     6000    Sole       N/A   Sole
FDX CORPORATION      Common 313309106 162750     3000    Sole       N/A   Sole
GAP INC DEL          Common 364760108 151125     3000    Sole       N/A   Sole
GENERAL ELEC CO      Common 369604103 169500     1500    Sole       N/A   Sole
GEORGIA PAC CORP     Common 373298108 236875     5000    Sole       N/A   Sole
ILLINOIS TOOLWORKS   Common 452308109 245250     3000    Sole       N/A   Sole
INGERSOLL RAND CORP. Common 456866102 193875     3000    Sole       N/A   Sole
LEHMAN BROTHERS      Common 524908100 310625     5000    Sole       N/A   Sole
LILLY ELI & CO       Common 532457108 214875     3000    Sole       N/A   Sole
MCDONALDS CORP       Common 580135101 164500     4000    Sole       N/A   Sole
NCR CORP NEW COM     Common 62886e108 170843.75  3500    Sole       N/A   Sole
NORTHERN STATES POWE Common 665772109 169312.5   7000    Sole       N/A   Sole
OMNICOM              Common 681919106 160000     2000    Sole       N/A   Sole
PHILIP MORRIS COS IN Common 718154107 281312.5   7000    Sole       N/A   Sole
PITNEY BOWES INC     Common 724479100 160625     2500    Sole       N/A   Sole
SCHERING PLOUGH CORP Common 806605101 262500     5000    Sole       N/A   Sole
SUN MICROSYSTEMS     Common 866810104 137750     2000    Sole       N/A   Sole
THE EQUITABLE COMPAN Common 29444gae7 268000     4000    Sole       N/A   Sole
UNILEVER             Common 904784501 124553.27  1786    Sole       N/A   Sole
UNISYS CORP          Common 909214108 155750     4000    Sole       N/A   Sole
UNITED TECHNOLOGIES  Common 913017109 180000     2500    Sole       N/A   Sole
UNUMPROVIDENT        Common 91529y106 164250     3000    Sole       N/A   Sole
WAL MART STORES INC  Common 931142905 289500     6000    Sole       N/A   Sole
WALGREEN CO          Common 931422109 293750    10000    Sole       N/A   Sole
WELLPOINT HEALTH NET Common 94973h108 169750     2000    Sole       N/A   Sole